Subsequent Events (Details Narrative) - USD ($)	2 Months Ended		3 Months Ended			12 Months Ended
	Feb. 28, 2021	Feb. 24, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Proceeds from options exercise	$ 68,000					$ 405,000
Stock options issued	45,625
Proceeds from loan		$ 193,625
Interest rate		1.00%
Periodic payment		$ 3,300
Frequency of payment		Monthly
Sale of stock				1,251,625
Sale of stock, price per share				$ 4.00
Proceeds from sale of stock			$ 5,006,500	$ 4,600,000			$ 2,445,603
Exercise price				$ 4.00
Warrant term				5 years			5 years
Additional sale of stock				2,498,375